Pension And Other Employee Benefit Plans (Schedule Of Amounts Recognized In Consolidated Balance Sheet) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unfunded status - non-current liability	$ (39.1)	$ (12.2)
Accumulated OCI	62.0	37.3
Net amount recognized	$ 22.9	$ 25.1